Mergers (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 15, 2022	Apr. 24, 2023	Oct. 19, 2022	May 25, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Business Acquisition [Line Items]
[custom:RsuAwardsDescription]			the Company granted certain RSU awards, valued at $3.5 million, as replacement awards for $13.9 million of the accrued management rollover consideration. The replacement awards resulted in a $10.4 million gain, which was recognized in general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2022. The remaining $33.7 million of compensation expenses related to the Rubicon Management Rollover Holders’ RSUs and DSUs have been recognized in accrued expenses on the accompanying consolidated balance sheet as of December 31, 2022.
Share Price	$ 10.18						$ 1.78	$ 2.09
Business Acquisition, Percentage of Voting Interests Acquired							83.50%
Limited Partners' Contributed Capital					$ 73,800	$ 73,800	$ 73,800
Business Combination, Consideration Transferred, Other						28,900	28,900
[custom:AggregateProceedsReceivedFromPipeInvestors-0]					121,000	121,000	121,000
Asset Acquisition, Consideration Transferred, Transaction Cost						67,300	67,300
Accrued Liabilities, Fair Value Disclosure							53,900
Other Expenses				$ 800		600	$ 12,100
[custom:OfferingCosts]		$ 6,400
[custom:GainOnSettlement]					$ 6,400	$ 7,000
Common Stock Class A [Member]
Business Acquisition [Line Items]
[custom:RetainedAggregateShares]						19,846,916	19,846,916
Asset Acquisition, Consideration Transferred, Transaction Cost						$ 7,100
Common Stock Class B [Member]
Business Acquisition [Line Items]
[custom:RetainedAggregateShares]							118,677,880
Common Stock Class V [Member]
Business Acquisition [Line Items]
[custom:RetainedAggregateShares]						118,677,880
Founder Warrants [Member]
Business Acquisition [Line Items]
[custom:WarrantDescription]	each representing a right to acquire one Founder Class A Share for $11.50 (a “Founder Public Warrant”), converted automatically, on a one-for-one basis, into a public warrant of the Company (a “Public Warrant”) that represents a right to acquire one share of Class A Common Stock for $11.50 pursuant to the Warrant Agreement, dated October 14, 2021, by and between Founder and Continental Stock Transfer and Trust Company (as amended, the “Warrant Agreement”), (d) each then-issued and outstanding private placement warrant of Founder, each representing a right to acquire one Founder Class A Share for $11.50 (a “Founder Private Placement Warrant”), converted automatically, on a one-for-one basis, into a private placement warrant of the Company (the “Private Warrant” and together with the Public Warrants, the “Warrants”) that represents a right to acquire one share of Class A Common Stock for $11.50 pursuant to the Warrant Agreement
[custom:WarrantDescriptions]	each representing a right to acquire one Founder Class A Share for $11.50 (a “Founder Public Warrant”), converted automatically, on a one-for-one basis, into a public warrant of the Company (a “Public Warrant”) that represents a right to acquire one share of Class A Common Stock for $11.50 pursuant to the Warrant Agreement
Founder Class A Shares [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Founder Class B Shares [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Class A Common Stock [Member]
Business Acquisition [Line Items]
[custom:AggregateOfShares]							7,082,616
Stock Issued During Period, Shares, New Issues						160,000	160,000
Class A Common Stock [Member] | P I P E Investors [Member]
Business Acquisition [Line Items]
[custom:AggregateOfShares]						12,100,000	12,100,000
Share Price					$ 10.00	$ 10.00	$ 10.00
Class A Common Stock [Member] | F P A Sellers [Member]
Business Acquisition [Line Items]
[custom:AggregateOfShares]						7,082,616
Class B Units [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues						880,000	880,000,000
Class A Shares [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited						160,000	160,000